ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

17.ACCUMLATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

		Foreign currency translation	Unrealized holding gain on available-for-sale investments	Total
	Note	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2015		(159)	1,945	1,786
Other comprehensive income before reclassification		264	1,853	2,117

Balance as of December 31, 2015		105	3,798	3,903

Other comprehensive income before reclassification		(293)	659	366
Amounts reclassified from accumulated other comprehensive income	10	—	(3,552)	(3,552)

Balance as of December 31, 2016		(188)	905	717

Balance as of December 31, 2016, in US$		(27)	130	103

The amount reclassified out of accumulated other comprehensive income represented realized gain on the available-for-sale investment on the date of redemption, which was then recorded in other income in the consolidated statements of comprehensive income. The amount reclassified was determined on the basis of specific identification.